Annual Total Returns - SelectPortfoliosGroup6-IndustrialsSector-ComboPRO - SelectPortfoliosGroup6-IndustrialsSector-ComboPRO - Select Defense and Aerospace Portfolio - Select Defense and Aerospace Portfolio
Apr. 29, 2023
Bar Chart Table:
Annual Return 2013	48.14%
Annual Return 2014	2.92%
Annual Return 2015	3.60%
Annual Return 2016	17.89%
Annual Return 2017	34.21%
Annual Return 2018	(6.74%)
Annual Return 2019	33.74%
Annual Return 2020	(7.97%)
Annual Return 2021	4.88%
Annual Return 2022	6.94%